CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenues	$ 152,116	$ 113,794	$ 84,556
Cost of revenue, net:
Total cost of revenues	119,102	91,326	68,628
Gross profit	33,014	22,468	15,928
Operating expenses:
Research and development, net	1,248	715	479
Selling and marketing, net	7,746	5,523	5,629
General and administrative, net	11,901	10,588	9,970
Other income	(383)	(433)	(90)
Restructuring expenses, net	0	0	1,715
Total operating expenses	20,512	16,393	17,703
Operating income (loss)	12,502	6,075	(1,775)
Interest expenses	(1,472)	(1,683)	(902)
Other financial income (expenses), net	(477)	353	1,029
Income profit (loss) before taxes on income	10,553	4,745	(1,648)
Taxes on income	195	576	98
Profit (Loss) before share of equity investment	10,358	4,169	(1,746)
Share in profit of equity investment of affiliated companies	809	503	184
Net income (loss)	$ 11,167	$ 4,672	$ (1,562)
Net income (loss) per share basic	$ 1.08	$ 0.52	$ (0.175)
Net income (loss) per share diluted	$ 1	$ 0.51	$ (0.175)
Weighted average number of shares outstanding:
Weighted average shares outstanding - basic	10,363,978	8,961,689	8,911,546
Weighted average shares outstanding - diluted	11,215,827	9,084,022	8,911,546
Products [Member]
Revenue:
Total revenues	$ 47,710	$ 35,241	$ 25,460
Cost of revenue, net:
Total cost of revenues	33,986	30,517	21,631
Services [Member]
Revenue:
Total revenues	104,406	78,553	59,096
Cost of revenue, net:
Total cost of revenues	$ 85,116	$ 60,809	$ 46,997